PORT PREFERRED STOCK (Tables)	121 Months Ended	124 Months Ended
	Dec. 31, 2019	Mar. 31, 2020
Federal Home Loan Banks [Abstract]
Schedule of Stock by Class

The following is a reconciliation of the Company’s noncontrolling cumulative convertible redeemable preferred stock for the year ended December 31, 2019:

	Series A Prefered Stock		Series B Prefered Stock
	Shares	Amounts	Shares	Amounts
Issuance of preferred stock	15,000	$15,000	125	$125
Other offering costs	—	(91)	—	(26)

Balance, December 31, 2019	15,000	$14,909	125	$99

The following is a reconciliation of PORT’s noncontrolling cumulative convertible redeemable preferred stock for the three months ended March 31, 2020:

	Series A Preferred Stock		Series B Preferred Stock
	Shares	Amounts	Shares	Amounts
Balance, December 31, 2019	15,000	$14,909	125	$99
Dividends Available Upon Redemption	—	365	—	—
Dividends Paid	—	(140)	—	—

Balance, March 31, 2020	15,000	$15,134	125	$99